CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 129,243,923	$ 283,131,542
Restricted cash	101,577,317	277,596,767
Short-term investments	5,422,264	11,992,929
Accounts receivable, net	44,252,051	32,587,827
Deposits for land use rights	31,973,682	33,857,554
Other deposits and prepayments	259,752,148	322,170,208
Advances to suppliers	39,803,727	54,229,135
Real estate properties development completed and under development	3,307,964,969	3,277,056,653
Other current assets	900,641	7,886,273
Total current assets	4,493,212,025	4,889,207,126
Non-current assets
Real estate properties held for lease, net	322,552,001	373,467,867
Deposits for land use rights and properties	32,473,512	33,024,171
Property and equipment, net	25,543,359	28,831,111
Long-term investments	73,787,743	92,473,329
Deferred tax assets	283,687,539	304,515,733
Amounts due from related parties	14,805,229	15,056,284
Contract assets	34,255,318	52,515,766
Operating lease right-of-use assets	1,615,626	5,707,986
Other assets	51,460,879	55,478,954
Total non-current assets	840,181,206	961,071,201
TOTAL ASSETS	5,333,393,231	5,850,278,327
Current liabilities
Accounts payable and notes payable (including accounts payable and notes payable of the VIEs without recourse to the primary beneficiary of US$13,439 and US$13,215 as of December 31, 2022 and December 31, 2023, respectively)	1,023,913,738	950,184,053
Short-term bank loans and other debt	63,295,071	81,598,369
Customer deposits	740,013,355	1,280,517,005
Income tax payable	294,923,155	241,221,356
Other payables and accrued liabilities (including other payables and accrued liabilities of the VIEs without recourse to the primary beneficiary of US$3,235,911 and US$3,831,970 as of December 31, 2022 and December 31, 2023, respectively)	659,501,859	489,622,793
Payroll and welfare payable (including payroll and welfare payable of the VIEs without recourse to the primary beneficiary of US$1,132,120 and US$319,565 as of December 31, 2022 and December 31, 2023, respectively)	14,191,467	16,431,804
Current portion of long-term bank loans and other debt	1,265,784,530	1,653,119,929
Operating lease liabilities, current portion	2,228,329	3,780,853
Mandatorily redeemable non-controlling interests	9,741,467	9,864,014
Amounts due to related parties	$ 72,910,425	$ 66,619,920
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Total current liabilities	$ 4,146,503,396	$ 4,792,960,096
Non-current liabilities
Long-term bank loans	152,088,997	146,603,073
Deferred tax liabilities	347,969,036	429,974,728
Unrecognized tax benefits	103,047,687	135,562,075
Other long-term debt	476,033,481	259,081,410
Operating lease liabilities	$ 338,252	$ 3,310,116
Other Liability, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Total non-current liabilities	$ 1,079,477,453	$ 974,531,402
Total liabilities	5,225,980,849	5,767,491,498
Commitments and contingencies
Shareholders' equity/(deficit)
Common shares, US$0.0001 par value: Authorized500,000,000 shares; shares issued and outstanding- 113,671,841 shares as of December 31, 2023 (2022: 108,029,257 shares)	17,554	16,415
Additional paid-in capital	546,549,246	544,954,556
Statutory reserves	179,843,852	179,457,097
Accumulated deficits	(616,742,846)	(656,638,114)
Accumulated other comprehensive loss	(26,603,172)	(21,615,478)
Treasury shares	(116,793,448)	(116,061,577)
Total Xinyuan Real Estate Co., Ltd. shareholders' equity/(deficit)	(33,728,814)	(69,887,101)
Non-controlling interest	141,141,196	152,673,930
Total equity	107,412,382	82,786,829
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,333,393,231	5,850,278,327
Nonrelated Party
Current assets
Other receivables	378,656,298	383,513,125
Related Party
Non-current assets
Amounts due from related parties	14,805,230	15,056,284
Current liabilities
Amounts due to related parties	72,910,425	66,619,920
Related Parties, Excluding Employees
Current assets
Other receivables	192,626,511	203,719,058
Employees
Current assets
Other receivables	$ 1,038,494	$ 1,466,055